SHARE CAPITAL - Summary of Share Premium (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Jan. 01, 2022
Disclosure of classes of share capital [abstract]
Share premium	£ 5,620	£ 5,620	£ 5,620	£ 5,620